PROPERTY AND EQUIPMENT, net (10K) - Summary of property and equipment at cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 33,603	$ 32,437
Less accumulated depreciation	(23,838)	(19,568)
Property and equipment, net	$ 9,765	$ 12,869	$ 9,173
Computer equipment purchased software
Property, Plant and Equipment [Line Items]
Useful lives	3-7 years	3-7 years
Property, plant and equipment, gross	$ 5,506	$ 4,670
Less accumulated depreciation	(4,374)	(4,017)
Property and equipment, net	$ 1,132	$ 653
Property and equipment used for rental program
Property, Plant and Equipment [Line Items]
Useful lives	5 years	5 years
Property, plant and equipment, gross	$ 26,648	$ 26,469
Less accumulated depreciation	(18,246)	(14,476)
Property and equipment, net	$ 8,402	$ 11,993
Furniture and equipment
Property, Plant and Equipment [Line Items]
Useful lives	3-7 years	3-7 years
Property, plant and equipment, gross	$ 874	$ 723
Less accumulated depreciation	(654)	(572)
Property and equipment, net	$ 220	$ 151
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives	Lesser of life or lease term	Lesser of life or lease term
Property, plant and equipment, gross	$ 575	$ 575
Less accumulated depreciation	(564)	(503)
Property and equipment, net	$ 11	$ 72